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                                                                February 1, 2017

VIA EDGAR

Mr. Sonny Oh
Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

      Re:   AB Cap Fund, Inc.
            File Nos. 2-29901 and 811-01716

Dear Mr. Oh:

      Pursuant to Rule 485(a) under the Securities Act of 1933, we are filing Post-Effective Amendment No. 223 under the Securities Act of 1933 (the "1933 Act") and Amendment No. 202 under the Investment Company Act of 1940 to the Registration Statement on Form N-1A of AB Cap Fund, Inc. - AB Concentrated Growth Fund (the "Fund"). We are making this filing for the purpose of registering Class T shares of the Fund.

      With the exception of the disclosure regarding the fees and expenses of the classes, the purchase and sale information of the classes and the distribution arrangements of the classes, the prospectus and statement of additional information filed herewith are substantially the same as the prospectus and statement of additional information previously filed and reviewed by the staff of the Securities and Exchange Commission. Accordingly, we request selective review of Post-Effective Amendment No. 223.

      If you have any additional comments or questions, please contact me at
(202) 661-7179.

                                          Sincerely,

                                          /s/ Ivy Wafford Duke
                                          --------------------
                                          Ivy Wafford Duke